Stock warrants - Activity for the Company's warrants (Detail) - shares	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Class of Warrant or Right [Line Items]
Exercised			(28,000)
Common Stock [Member]
Class of Warrant or Right [Line Items]
Balance-January 31, 2019	256,411	256,411	256,411
Granted	150,274
Conversion of preferred stock warrants to common stock warrants	581,798
Exercised	(760,305)
Balance-October 31, 2019	228,178	256,411	256,411
Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Balance-January 31, 2019	1,636,641	1,773,076	1,813,076
Forfeited		(136,435)
Exercised	(1,636,641)		(40,000)
Balance-October 31, 2019		1,636,641	1,773,076